SHARE- BASED COMPENSATION (Schedule of Company's Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation - Attributable to equity holders of the Company	$ 892	$ 355	$ 814
Share-based compensation - Attributable to non-controlling interests (see Note 15f.)	1,717	3,742	764
Total share-based compensation	$ 2,609	$ 4,097	$ 1,578